AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 2012

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 44    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 46  ☒

ADVISORSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code )

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

AdvisorShares Global Alpha & Beta ETF

NYSE Arca Ticker: RRGR

Sub-advised by:

Your Source Financial, PLC

ADVISORSHARES TRUST

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

www.advisorshares.com

877.THE.ETF1

Prospectus dated January 30, 2012

This Prospectus provides important information about the AdvisorShares Global Alpha & Beta ETF (the “Fund”), a series of AdvisorShares Trust (the “Trust”). Before you invest, please read this Prospectus and the Fund’s Statement of Additional Information (“SAI”) carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of COntents

INVESTMENT OBJECTIVE	1

FUND FEES AND EXPENSES	1

PORTFOLIO TURNOVER	2

PRINCIPAL INVESTMENT STRATEGIES	2

PRINCIPAL RISKS OF INVESTING IN THE FUND	2

FUND PERFORMANCE	4

MANAGEMENT	4

Purchase AND SALE OF FUND SHARES	4

TAX INFORMATION	5

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	5

MORE INFORMATION ABOUT THE TRUST and the fund	6

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE	6

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES	6

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND	6

OVERVIEW OF THE PRINCIPAL RISKS OF ETfs	8

MANAGEMENT OF THE FUND	10

SHAREHOLDER INFORMATION	12

dividends and distributions	13

active investors and market timing	13

investing in the fund	14

DISTRIBUTION PLAN	14

ADDITIONAL TAX INFORMATION	14

FINANCIAL HIGHLIGHTS	16

ADDITIONAL INFORMATION	17

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AdvisorShares Global Alpha & Beta ETF (NYSE Arca Ticker: RRGR)

INVESTMENT OBJECTIVE
The AdvisorShares Global Alpha & Beta ETF (the “Fund”) seeks long-term capital growth.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	1.00%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	0.57%
ACQUIRED FUND FEES AND EXPENSES(b)	0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.72%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	-0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.40%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)	As a shareholder in certain underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(d)	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Global Alpha & Beta ETF	$143	$443

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (“ETFs’’), common stock of issuers of any capitalization range, and American Depositary Receipts (“ADRs”) that provide investment exposure to global equity markets and that meet certain selection criteria established by Your Source Financial, PLC (the “Sub-Advisor”).

The Sub-Advisor seeks to achieve the Fund’s investment objective by actively managing the Fund’s portfolio with a “top-down” perspective, focusing on tactical asset allocation and proprietary security selection. Prior to making an investment for the Fund, the Sub-Advisor will consider two indicators: (i) the 200-day moving average of the S&P 500 Index (the “Index”) and (ii) an inverted yield curve. If the Index is below its 200-day moving average or if the yield curve is inverted, the Sub-Advisor will maintain a defensive position in the Fund’s portfolio.

The Fund’s asset allocation and performance baseline benchmark is the Index. The Index consists of ten separate economic sectors – each of which has a weighting in the Index as a whole. In selecting investments for the Fund’s portfolio, the Sub-Advisor will seek to add value by overweighting sectors that the Sub-Advisor expects to perform well and underweighting sectors that it expects to perform poorly.

The Sub-Advisor seeks to maintain diversification among and across economic sectors, industries and countries. The Sub-Advisor will consider the following factors when selling investments in the Fund’s portfolio: (i) equity has reached price considered to be fully valued; (ii) business or sector risk exposure to a specific security or class of securities; (iii) overvaluation or overweighting of the position in the Fund’s portfolio; (iv) change in risk tolerance; and (v) identification of a better opportunity.

On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETFs that invest in these and other highly liquid instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities held by ETFs, by investing in a different selection of ETFs, or by pursuing a different allocation of assets among such ETFs.

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

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Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

ETF Investment Risk. Through its investments in other ETFs, the Fund will be subject to the risks associated with such ETFs’ investments, including the possibility that the value of the securities or instruments held or tracked by an ETF could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and their exposure to various security types, currencies, market sectors, and geographic regions.

•	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector. When an ETF is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•	Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETF to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

•	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETF’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•	Equity Risk. The prices of equity securities in which an ETF invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•	Foreign Currency Risk. Currency movements may negatively impact the value of an ETF portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the ETFs may not hedge against the risk of currency exchange rate fluctuations, while other ETFs may if there is volatility in currency exchange rates.

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•	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•	Investment Risk. The Fund may experience losses with respect to its investment in an ETF. Further, there is no guarantee that an ETF will be able to achieve its objective.

•	Tracking Error Risk. Tracking error can arise due to factors such as the affect of transaction fees and expenses incurred by the ETF, changes in composition of the benchmark, and the ability of the ETF manager or sponsor to successfully implements his or her investment strategy.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title

AdvisorShares Investments, LLC	Advisor

Your Source Financial, PLC	Sub-Advisor

PORTFOLIO MANAGER

Name and Title	Length of Service with Sub-Advisor

Roger Nusbaum, Chief Investment Officer and Portfolio Manager	since 2004

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at the NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 25,000 shares of the Fund (or multiples thereof).

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Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT THE TRUST AND THE FUND

AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes AdvisorShares Global Alpha & Beta ETF (the “Fund”).

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.

Creation Units of the Fund are issued and redeemed principally in-kind for individual securities and shares of the ETFs. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

MORE INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specific index. Instead, it uses an active investment strategy to seek to meet its investment objective. The Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

The Sub-Advisor seeks to achieve the Fund’s investment objective by implementing a “top-down” portfolio management style. This management style begins with a look at the overall economic picture and current market conditions and then narrows its focus down to sectors, industries or countries and ultimately to individual companies. The final step is a fundamental analysis of each individual security and to a lesser extent technical analysis. A “top-down” portfolio management style utilizes a tactical and globally diversified allocation strategy in an attempt to reduce risk and increase overall performance.

Transparency. The Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in ETFs and related derivatives that provide global investment exposure.

The ETFs are themselves investment companies registered under the 1940 Act, the shares of which trade on a national securities exchange. The ETFs primarily will track the performance of securities indices that correspond generally to the price and yield performance, before fees and expenses, of specific indices representing countries or regions. However, the Advisor also may invest in ETFs that are actively managed to achieve similar exposure. The ETFs may be managed by either an affiliated or third-party investment adviser.

Under normal market conditions, the Fund will purchase shares of ETFs in the secondary market. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the ETF’s expenses (including operating cost and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an ETF.

Through its investments in ETFs, the Fund will be subject to the risks associated with the ETFs’ investments. Please see “Overview of the Principal Risks of the ETFs” section for a description of these risks.

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Along with the risks associated with ETFs, which are discussed in more detail below, the Fund is subject to a number of other risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities or instruments held by ETFs, by investing in a different selection of ETFs, or by pursuing a different allocation of assets among such ETFs. Because the risks and returns of different ETFs can vary widely over any given time period, the Fund’s performance could suffer if a particular ETF does not perform as expected.

American Depositary Receipt (ADR) Risk. ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

Early Closing Risk. The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time. Unanticipated early closings of the Exchange may result in a shareholder’s inability to buy or sell shares of the Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute a high volume of trades late in a trading day, the shareholder might incur substantial trading losses.

Equity Risk. The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Investment Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its objective.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s and an ETF’s investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an ETF invests will cause the NAV of the Fund and the ETF to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s and an ETF’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

7

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

OVERVIEW OF THE PRINCIPAL RISKS OF ETFS

The value of your investment in the Fund is based primarily on the value of its investments in ETFs. In turn, the price of each ETF is based on the value of its holdings. The prices of these investments change daily and each ETF’s performance reflects the risks of investing in a particular asset class or classes. A general overview of certain of the principal risks of ETFs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation. A complete list of the Fund’s ETF investments can be found daily on the Trust’s website. Each investor should review the complete description of the principal risks of ETFs prior to investing in the Fund.

Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, market sector, or geographic region. When a ETF is overweighted in an industry, group of industries, market sector, or geographic region it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETF to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the ETF could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Emerging Markets Risk. An ETF’s investments in or exposure to emerging markets investments may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an ETF’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk. The prices of equity securities in which the ETFs invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

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Foreign Currency Risk. The Fund may invest in ETFs that invest in foreign currencies or securities denominated in a foreign currency. The value of such currencies or securities denominated such currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively affect the value of the Fund’s investment in an ETF even when there is no change in the value of the security in the issuer’s home country. Certain of the ETFs may not hedge against the risk of currency exchange rate fluctuations, while other ETFs may if there is volatility in currency exchange rates.

Foreign Securities Risk. An ETF’s investments in or exposure to securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An ETF with exposure to foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign withholdings taxes may be imposed on income earned by an ETF’s investment in or exposure to foreign securities which may reduce the return on such investments. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Investment Risk. Similar to an investment in the Fund, an investment in an ETF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an ETF. Further, there is no guarantee that an ETF will be able to achieve its objective.

Tracking Error Risk. Tracking errors refer to the disparity in performance between an ETF and its benchmark. Tracking error can arise due to factors such as the affect of transaction fees and expenses incurred by the ETF, changes in composition of the benchmark, and the ability of the ETF manager or sponsor to successfully implements his or her investment strategy.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments either directly or through ETFs. The Fund may be invested in this manner for extended periods depending on the Sub-Advisor’s assessment of market conditions. Debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds the Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Please see the Fund’s Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment advisor of the Fund. The Advisor continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. As of December 1, 2011, the Advisor had approximately $436,400,000 in assets under management. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive on a monthly basis, an annual advisory fee based on the average daily net assets of the Fund. The fees are paid at the following annual rates: 1.00% with respect to the first $100,000,000 of the average daily net assets of the Fund; 0.90% with respect to the next $150,000,000 of the average daily net assets of the Fund; 0.80% with respect to the next $750,000,000 of the average daily net assets of the Fund; and 0.70% with respect to the average daily net assets of the Fund in excess of $1,000,000,000.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.25% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Trust is in the process of applying for exemptive relief from the U.S. Securities and Exchange Commission (“SEC”), which, if obtained, will permit the Advisor, subject to certain conditions, to terminate the existing Sub-Advisors or hire new Sub-Advisors for the Fund, to materially amend the terms of particular agreements with Sub-Advisors or to continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace Sub-Advisors when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new Sub-Advisor, shareholders of the Fund will receive notification of the change. This manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the investment advisory agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISOR

The Sub-Advisor, Your Source Financial PLC located at 707 E. Northern Avenue, Phoenix, Arizona, 85020 serves as investment sub-advisor to the Fund. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund investment objective, polices and restrictions. The Sub-Advisor has been a registered investment adviser with the SEC since 2004. The Sub-Advisor offers investment management, financial planning, and insurance and risk management services to high net worth families, individuals and to a lesser extent pension and profit sharing plans, through discretionary investments in exchanged listed securities, over-the-counter securities, foreign securities, CD’s, corporate debt securities, municipal securities, mutual funds, exchange traded funds, United States government securities, managed futures, real estate investment trusts, or limited partnerships. As of December 1, 2011, the Sub-Advisor managed approximately $160,033,397 in assets primarily for individuals along with select institutional investors, retirement plans and financial intermediaries.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee based on the average daily net assets of the Fund. The fees are paid at the following annual rates: 0.35% with respect to the first $100,000,000 of the average daily net assets of the Fund; 0.315% with respect to the next $150,000,000 of the average daily net assets of the Fund; 0.28% with respect to the next $750,000,000 of the average daily net assets of the Fund; and 0.245% with respect to the average daily net assets of the Fund in excess of $1,000,000,000.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

PORTFOLIO MANAGER

The following portfolio manager is primarily responsible for the day-to-day management of the Fund.

Roger Nusbaum, Chief Investment Officer and Portfolio Manager

Mr. Nusbaum leads the Sub-Advisor’s investment process and research team, manages the firm’s asset allocation models, and is Chief Editor of the firm’s market commentary. Mr. Nusbaum is known for the Random Roger stock market blog and has made many appearances on financial services media outlets. In addition, Mr. Nusbaum has been writing about ETFs and other exchange traded products for theStreet.com since 2005.

Mr. Nusbaum has been working in financial services for over 20 years. Prior to joining the Sub-Advisor in 2004, Mr. Nusbaum was founder of Nusbaum Capital Management, a boutique asset management firm. Mr. Nusbaum spent most of the 1990's as an institutional equities and options trader at Charles Schwab and Co. Mr. Nusbaum received a B.A. in economics from San Diego State University.

PORTFOLIO MANAGER’S PRIOR RECORD

In addition to managing a portion of the Fund’s portfolio, the Sub-Advisor acts as portfolio manager to a number of fully discretionary separately managed accounts, (the “Composite”) which have substantially similar objectives, policies, and strategies as those of the Fund. The Composite has an inception date of July 31, 2004. Since July 31, 2004, the Sub-Advisor has had primary responsibility for the investments of the Composite, and final authority over all aspects of the portfolio’s investment, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the portfolio’s investment policies and strategies. The Sub-Advisor will have the same degree of discretion in advising its portion of the Fund.

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The performance tables below reflect the performance of the Composite for the entire period (subject to public availability of such information) during which the portfolio managers have had primary responsibility for the investments of the Composite. The Global Alpha & Beta Composite performance table is net of a management fee of 0.98%, and all trading costs and commissions. Performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to the investor’s domicile. If the Composite had been subject to all of the Fund’s fees and expenses, performance results may have been higher.

The total returns of the Composite since its inception and compared with the performance of the S&P 500 Index were:

Trailing Period Performance	1 Year	3 Years	5 Years	Inception*
Global Alpha & Beta Composite - Net	-2.96%	4.94%	2.25%	6.33%
S&P 500 Index	0.00%	6.20%	-2.38%	1.80%

*     Inception 7/31/04.

Calendar Year Performance	2011	2010	2009	2008	2007	2006	2005	Since Inception
Global Alpha & Beta Composite - Net	-2.96%	13.48%	26.58%	-27.70%	10.90%	13.77%	9.43%	6.33%
S&P 500 Index	0.00%	12.78%	23.45%	-38.49%	3.53%	13.62%	3.00%	1.80%

The performance information shown above is designed to demonstrate the historical track record of the Sub-Advisor. The information does not represent the historical performance of the Fund and should not be considered a prediction of its future performance. Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses. The information was prepared by the Sub-Advisor and taken from publicly available sources. The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon, or their affiliates.

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Fund.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia, Pennsylvania, 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)

The Fund calculates its NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the New York Stock Exchange, LLC (the “NYSE”) (normally, 4:00 p.m., Eastern Time). The NYSE is typically closed on weekends and most national holidays.

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In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Share Trading Prices

The prices of the Fund’s shares are based on market price, which may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

PREMIUM/DISCOUNT INFORMATION

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends, if any, to shareholders at least annually. The Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING

Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash. Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

book entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies). These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

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INVESTING IN THE FUND

For more information on how to buy and sell shares of the Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Fund’s website at www.advisorshares.com.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services. The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. If a service provider provides distribution services, the Distributor will pay the service provider out of its fees.

No distribution fees are currently charged to the Fund; there are no plans to impose distribution fees, and no distribution fees will be charged for at least a year from the date of this Prospectus. However, to the extent distribution fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and would increase the cost of your investment. At such time as distribution fees are charged, the Fund will notify investors by adding disclosure to the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Fund qualifies as a RIC, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•	The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Dividends received by the Fund from an ETF taxable as a RIC are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such ETF. Absent further legislation income dividends will be subject to tax at the same rates applicable to ordinary income for taxable years beginning after December 31, 2012.

•	Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•	Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate applicable to long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

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•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

•	The Fund may be able to pass through to you foreign tax credits it receives from an ETF provided such ETF meets certain requirements.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income, dividend income, foreign tax credits, and long-term capital gain distributions shortly after the close of each calendar year.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Derivatives and Complex Securities

The ETFs that the Fund invests in may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the ETFs are treated as ordinary income or capital gain, accelerate the recognition of income to the ETFs and/or defer the ETFs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the ETFs’ investments in complex securities can be found in the Fund’s SAI.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also in certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Absent future legislation, the exemption from the 30% U.S. withholding tax applicable to “interest-related dividends” and “short-term capital gain dividends” will cease to apply to taxable years beginning on or after January 1, 2012.

In addition, beginning in 2013, a 30% U.S. withholding tax will be imposed on dividends and proceeds of sales paid to foreign shareholders if certain reporting requirements are not satisfied.

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Backup Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You should consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

FINANCIAL HIGHLIGHTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

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AdvisorShares Global Alpha & Beta ETF

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814
Sub-Advisor	Your Source Financial, PLC 707 E. Northern Avenue Phoenix, Arizona 85020
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon 101 Barclay Street New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated January 30, 2012. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland  20814. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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Statement of Additional Information

ADVISORSHARES TRUST

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland 20814

877.843.3831

www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolio (the “Fund”):

AdvisorShares Global Alpha & Beta ETF

NYSE Arca Ticker: RRGR

This SAI is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated January 30, 2012 which incorporates this SAI by reference. Capitalized terms not defined herein are defined in the Prospectus. Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Fund are subject to listing on New York Stock Exchange Arca, Inc. (“NYSE Arca”), and will trade in the secondary market.

The date of this SAI is January 30, 2012.

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust is permitted to offer separate series (i.e., funds) and additional series may be created from time to time. Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the fund, and in the net distributable assets of the fund on liquidation.

As of the date of this SAI, the Trust offers seventeen separate funds:

Dent Tactical ETF	Accuvest Global Long Short ETF (formerly, Mars Hill Global Relative Value ETF)	WCM/BNY Mellon Focused Growth ADR ETF
Cambria Global Tactical ETF	Peritus High Yield ETF	Active Bear ETF
Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF
Meidell Tactical Advantage ETF	Accuvest Global Opportunities ETF	Rockledge SectorSAM ETF
TrimTabs Float Shrink ETF	Star Global Buy-Write ETF	QAM Equity Hedge ETF
AdvisorShares Global Echo ETF	AdvisorShares Global Alpha & Beta ETF

All payments received by the Trust for shares of any fund belong to the fund. Each fund has its own assets and liabilities.

The shares of the Fund are subject to approval for listing on the NYSE Arca. The shares of the Fund described in the Fund’s Prospectus will trade on the NYSE Arca at market prices that may be below, at, or above net asset value (“NAV”) of the Fund.

The Fund offers and issues shares at NAV only in aggregated lots of 25,000 or more shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of equity securities (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for the Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

The Fund is a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in other exchange-traded funds (“ETFs’’), common stock of any capitalization range, and American Depositary Receipts (“ADRs”) that provide investment exposure to global equity markets and that meet certain selection criteria established by Your Source Financial, PLC (the “Sub-Advisor”). AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Fund. The day-to-day portfolio management of the Fund is provided by the Sub-Advisor. The Sub-Advisor selects securities for the Fund in which to invest pursuant to an “active” management strategy for security selection and portfolio construction. The Fund will periodically change the composition of its portfolio to best meet its investment objective. The Prospectus describes the key features of the Fund, as well as important additional information.

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The Fund’s investment objective is long-term capital growth. The investment objective of the Fund is “non-fundamental” and may be changed upon 60 days’ written notice to shareholders.

INVESTMENT STRATEGY

The Sub-Advisor seeks to achieve the Fund’s investment objective by actively managing the Fund’s portfolio with a “top-down” perspective, focusing on tactical asset allocation and proprietary security selection. Prior to making an investment for the Fund, the Sub-Advisor will consider two indicators: (i) the 200-day moving average of the S&P 500 Index (the “Index”) and (ii) an inverted yield curve. If the Index is below its 200-day moving average or if the yield curve is inverted, the Sub-Advisor will maintain a defensive position in the Fund’s portfolio.

The Fund’s asset allocation and performance baseline benchmark is the Index. The Index consists of ten separate industry sectors – each of which has a weighting in the Index as a whole. In selecting investments for the Fund’s portfolio, the Sub-Advisor will seek to add value by overweighting sectors that the Sub-Advisor expects to perform well and underweighting sectors that it expects to perform poorly.

The Sub-Advisor seeks to maintain diversification among and across economic sectors, industries and countries. The Sub-Advisor will consider the following factors when selling investments in the Fund’s portfolio: (i) equity has reached price considered to be fully valued; (ii) business or sector risk exposure to a specific security or class of securities; (iii) overvaluation or overweighting of the position in the Fund’s portfolio; (iv) change in risk tolerance; and (v) identification of a better opportunity.

On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETFs that invest in these and other highly liquid instruments.

RISK FACTORS

Borrowing

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the Investment Company Act of 1940 (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

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In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

American Depositary Receipts (ADRs)

Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. Because of its foreign investments, the Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Equity Securities

The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described below:

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Exchange Traded Notes (“ETNs”)

The Fund may invest in ETNs. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

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The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. It is expected that the issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating or there is a decline in the perceived creditworthiness of the issuer, the value of the ETN will decline as a lower credit rating reflects a greater risk that the issuer will default on its obligation to ETN investors. The Fund must pay an investor fee when investing in an ETN, which will reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. There are no periodic interest payments for ETNs, and principal typically is not protected. As is the case with other ETPs, an investor could lose some of or the entire amount invested in ETNs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Illiquid Securities

While the Fund does not anticipate doing so, the Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The board of trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by the Fund, to the Sub-Advisor.

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Lending of Portfolio Securities

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor, Sub-Advisor, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

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Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

U.S. Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. In connection with the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac currently are protected.

When-Issued and Delayed-Delivery Securities

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Fund may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements [and bonds that are rated BBB or higher.] While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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INVESTMENT RESTRICTIONS

Fundamental Policies of the Fund

In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements1.

Commodities. The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

Diversification. The Fund may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this policy, the issuer of a Depositary Receipt will be deemed to be the issuer of the respective underlying security.

Concentration. The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies. For purposes of this policy, the issuer of a Depositary Receipt will be deemed to be the issuer of the respective underlying security.

Loans; Repurchase Agreements and Loans of Portfolio Securities. The Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

1 While there is no limit on the percentage of Fund assets that may be used in connection with reverse repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets.

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Real Estate. The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies

The following investment limitation is a non-fundamental policy of the Fund and may be changed with respect to the Fund by the Board:

The Fund may not purchase illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

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Shares of the Fund are listed and traded on the NYSE Arca. The shares of the Fund will trade on the NYSE Arca at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the NYSE Arca, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Advisor, the Advisor, and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Sub-Advisor and Advisor believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection. The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor may not select a broker-dealer based on the lowest commission rate available for a particular transaction. In those cases, the Sub-Advisor may pay a higher commission than otherwise would be available as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”), which provides that the Sub-Advisor may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

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The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements permitted by Section 28(e) of the Exchange Act. The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor makes a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. ” Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

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The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and Sub-Advisory Agreement with the Advisor and Sub-Advisor, respectively, the Board meets with the Advisor and Sub-Advisor to review such services.  Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or Sub-Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the Advisor, Sub-Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. The Trust does not have a single lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “independent Trustees”) constitute a majority (67%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

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Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (born 1968)	Trustee, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001 - 2006).	17	None
Independent Trustees
Elizabeth (“Betsy”) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (born 1952)	Trustee, No set term; served since 2009	Vice President / COO of NADA Retirement Administrators, Inc. (2009-present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001-2006).	17	None
William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (born 1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007-present); Vice-President of Zephyr Associates, Inc., (2001- 2006); Vice-President of Financeware, Inc., (2000) Vice-President of Legg Mason Wood Walker, Inc., (1989-2000).	17	None
Officers of AdvisorShares Trust
Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (born 1968)	Chief Executive Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001- 2006).	17	None
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (born 1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005 - 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	17	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

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Board Standing Committee. The Board has established the following standing committee:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee will meet periodically as necessary. The Audit Committee met four times during the most recently completed fiscal year.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund and its shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the former president and co-founder of Arrow Investment Advisors, LLC, a registered investment adviser to a mutual fund company. Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and in fiduciary and banking law. In particular, during her 30 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as vice president and chief operating officer of a retirement services company, vice president and chief trust officer of a large custodian bank, and president of a large regional brokerage and wealth management group. In addition, Ms. Piper/Bach is currently serving a two-year term as the Investment Management Consultants Association (“IMCA”) vice president. She has been a director of the IMCA for five years and a member of the Finance, Audit, and Investment Committee, Personnel Committee, Certification Committee, Investments & Wealth Monitor Editorial Advisory Board as well as the Journal of Investment Consulting Editorial Advisory Board.

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The Trust has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations, and pension funds. In particular, during his 31 years in the financial services industry, Mr. McVay has gained relevant experience in his roles as founder of an investment management firm and vice president and co-director of investment management services of a global asset management firm.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all AdvisorShares funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All AdvisorShares Funds Overseen by Trustee
Interested Trustees
Noah Hamman	AdvisorShares Global Alpha & Beta ETF	$0	$10,001 - $50,000
Independent Trustees
William “Bill” McVay	AdvisorShares Global Alpha & Beta ETF	$0	$0 - $10,000
Elizabeth (Betsy) Piper/Bach	AdvisorShares Global Alpha & Beta ETF	$0	$0 - $10,000

Board Compensation. – The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ended June 30, 2011.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Paul Aaronson*	$0	N/A	N/A	$0
Elizabeth (Betsy) Piper/Bach	$0	N/A	N/A	$0
William (“Bill”) G. McVay**	$0	N/A	N/A	$0

* Mr. Aaronson resigned from the Board in August 2010.

** Elected to the Board on March 4, 2011.

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Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor, Sub-Advisor and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust, dated June 2, 2009 (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to an annual advisory fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. The fees are paid at the following annual rates: 1.00% with respect to the first $100,000,000 of the average daily net assets of the Fund; 0.90% with respect to the next $150,000,000 of the average daily net assets of the Fund; 0.80% with respect to the next $750,000,000 of the average daily net assets of the Fund; and 0.70% with respect to the average daily net assets of the Fund in excess of $1,000,000,000. The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least a year from the date of the Fund’s Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund, upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.25% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

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The Advisor is responsible for the management of the Fund and oversees the investment and the reinvestment of the assets of the Fund by the Sub-Advisor, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund. In addition, the Advisor may at any time terminate the Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust.

Factors considered by the Board in the approval or renewal of the Advisory Agreement will be included in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

The Sub-Advisor and the Sub-Advisory Agreement

The Sub-Advisor, a registered investment adviser under the Advisers Act, is located at 707 E. Northern Avenue, Phoenix, Arizona, 85020. The Sub-Advisor has been a registered investment adviser with the SEC since 2004.

Pursuant to an investment sub-advisory agreement with the Advisor dated December 8, 2011 (the “Sub-Advisory Agreement”), the Sub-Advisor serves as the investment sub-advisor for the Fund, makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Advisor and the Board.

Sub-Advisory Fees Paid to the Sub-Advisor. For its services under the Sub-Advisory Agreement, the Sub-Advisor is entitled to an annual advisory fee, which is calculated daily and paid monthly, by the Advisor, based on the average daily net assets of the Fund. The fees are paid at the following annual rates: 0.35% with respect to the first $100,000,000 of the average daily net assets of the Fund; 0.315% with respect to the next $150,000,000 of the average daily net assets of the Fund; 0.28% with respect to the next $750,000,000 of the average daily net assets of the Fund; and 0.245% with respect to the average daily net assets of the Fund in excess of $1,000,000,000. The Fund is newly organized and as of the date of this SAI, the Sub-Advisor has not yet received fees under the Sub-Advisory Agreements.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the respective Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, or in the event of a termination of the Advisory Agreement, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

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The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, including Board approval, to terminate existing Sub-Advisors or hire new Sub-Advisors for the Fund, to materially amend the terms of particular agreements with Sub-Advisors or to continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement, which is commonly referred to as a “manager of managers” arrangement, is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace Sub-Advisors when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new Sub-Advisor, shareholders of the Fund will receive notification of the change. The manager of managers arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Factors considered by the Board in the approval or renewal of the Sub-Advisory Agreement will be included in the next scheduled Annual or Semi-Annual Report to Fund shareholders following such approval or renewal.

Portfolio Managers

This section includes information about the Fund’s portfolio manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

Compensation. The portfolio manager is compensated by the Sub-Advisor. The portfolio manager is under a long-term contract with the Sub-Advisor for his services. The Sub-Advisor believes the portfolio manager’s tasks for the separately managed accounts substantially match his tasks for the Fund. To avoid possible conflicts of interest between the two tasks, the portfolio manager’s compensation is designed so that it does not favor either task but instead, is very competitive to compensation paid by national firms similar to the Sub-Advisor with respect to assets under management, size, scope of research, and administrative responsibilities. As such, the portfolio manager’s compensation is negotiated solely as a flat base compensation. No performance goals are set and therefore no performance bonuses are paid. Additionally, the portfolio manager is not responsible or compensated for direct new client acquisitions or product sales.

The portfolio manager does not receive any compensation directly from the Fund or the Advisor.

Fund Shares Owned by Portfolio Manager. The portfolio manager did not beneficially own any shares of the Fund as of the date of this SAI.

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Accounts Managed by the Portfolio Manager. Including the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
Roger Nusbaum	1	0	0	0	264	70,771,131

1	Information provided is as of December 1, 2011.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements

The Bank of New York Mellon Corporation (the “Administrator”) serves as administrator, custodian and transfer agent for the Fund. The principal address of the Administrator is 101 Barclay Street, New York, NY 10286. Under the Fund Administration and Accounting Agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services. Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Fund. Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution

Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and this SAI.  Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisor, or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

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Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Because the Fund is new, as of the date of this SAI, the Fund has not yet commenced operations and therefore did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Plan including: advertising, printing and mailing of prospectuses to other than current shareholders; compensation to underwriters; compensation to broker-dealers; compensation to sales personnel; interest, carrying, or other financing charges.

No distribution fees are currently charged to the Fund; there are no plans to impose these fees, and no such fees will be charged for at least a year from the date of this SAI. However, in the event that 12b-1 fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Costs and Expenses. The Fund bears all expenses of its operation other than those assumed by the Advisor or Sub-Advisor. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and fees and expenses paid to any securities pricing organization.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

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A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” — per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

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All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (25,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, as applicable, on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the NYSE Arca for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
ADVISORSHARES GLOBAL ALPHA & BETA ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the NYSE (currently 9:30 am, Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

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Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

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If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
ADVISORSHARES GLOBAL ALPHA & BETA ETF	$500

*	To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

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In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

RIC Modernization Act

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Modernization Act”) which makes certain beneficial changes for regulated investment companies (“RICs”) under subchapter M of the Code and their shareholders, some of which are referenced below. In general, the RIC Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests described below. Additionally, the RIC Modernization Act allows capital loses to be carried forward indefinitely, and retain the character of the original loss, exempts certain RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

Regulated Investment Company (RIC) Status

The Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

If the Fund fails to satisfy the qualifying income or diversification requirements to qualify as a RIC in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If the Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

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For taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The recently enacted RIC Modernization Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Fund Distributions

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends received by the Fund from an underlying ETF taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such underlying ETF.

In order for some portion of the dividends received by the Fund shareholder of the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

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Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

Sale or Redemption of Shares

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If more than 50% of the Fund’s assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Complex Securities

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC”, the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

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Back-Up Withholding

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Foreign Shareholders

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning after January 1, 2012 (unless extended under pending legislation), interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale of exchange of shares).

Taxes on Creation and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

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The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Advisor, Sub-Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, Sub-Advisor, or the principal underwriter.

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Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement. As of the date of this SAI, the Fund has not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserves the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

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Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

The Bank of New York Mellon (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian (the “Custody Agreement”). Under the Custody Agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any Financial Statements.

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APPENDIX A

YOUR SOURCE FINANCIAL, P.L.C.

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Your Source Financial, P.L.C., (the "Investment Manager") has delegated its administrative duties with respect to voting proxies for equity securities to the Board of Managers (the "Board"). Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client; including both Investment Manager's managed funds (“Managed Funds”) and separately managed accounts (“Advisory Client”) managed by Investment Manager. Investment Manager does not allow Advisory Clients to delegate proxy voting administrative responsibility to Investment Manager but, these clients may ask for information and/or recommendations on the issues to be voted. The Board will only process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of Managed Fund shareholders. Investment Manager will inform Advisory Clients that have requested voting advice about Investment Manager's views on such proxy votes.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Board will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager may subscribe an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. Although these analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Board will not be influenced by outside sources whose interests conflict with the interests of Managed Funds or Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Managed Funds or Advisory Clients. Investment Manager makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client of Investment Manager or its affiliates;
2.	The issuer is a customer of Investment Manager or its affiliates;
3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);
4.	An Access Person of Investment Manager or its affiliates also serves as a director or officer of the issuer;

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

A-1

Material conflicts of interest are identified by the Board based upon analyses of client, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources. The Board gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Board, and the Board relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Board may defer to the voting recommendation of the independent third party provider of proxy services.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from the independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Board may defer to the vote.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE BOARD

The Board is part of Your Source Financial, P.L.C. and may be supported by outside legal counsel. No full-time staff members are devoted to proxy voting administration however, on a regular basis, the Board will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from other sources. The Board maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Managed Funds.

For each Board meeting, a member of the Board will consult with the research team and create the agenda, the recommendations, and any other information to be provided to the Board. Except in situations identified as presenting material conflicts of interest, Managed Funds’ portfolio manager is responsible for making the final voting decision based his review of the agenda, analyses, their knowledge of the company and any other information readily available.

A-2

In situations where the Investment Manager has not responded with vote recommendations to the Board by the deadline date, the Board may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Board is deferring to the voting recommendation of an independent third party service provider, the Board must obtain voting instructions from Managed Funds’ portfolio manager prior to submitting the vote.

In the event that a separately managed account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Board may defer to the voting recommendations of an independent third party service provider or take no action.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to Managed Funds, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Managed Fund. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with corporate governance issues. The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

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Ratification of Auditors: Investment Manager may closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager may examine proposals relating to non-audit relationships and non-audit fees. Investment Manager may also consider, on a case-by-case basis, proposals to rotate auditors, and may vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the re-pricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less. Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes antitakeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager may conduct an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when Managed Fund portfolio manager’s research has concluded that the proposal is not onerous and would not harm the interests of stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager may carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by Managed Funds portfolio manager to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by- case basis.

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Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Managed Funds. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager may review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. Managed Funds portfolio manager is skilled in understanding the complexities of the regions and will analyze proxy issues germane to the regions.

PROXY PROCEDURES

The Board is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may choose not to vote a proxy, such as where:

1.	Proxy ballot was not received from the custodian;
2.	A meeting notice was received too late;
3.	There are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting;
4.	There are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney;
5.	The Investment Manager held shares on the record date but has sold them prior to the meeting date;
6.	The Investment Manager believes it is not in the best interest of the Managed Funds to vote the proxy for any other reason not enumerated herein; or
7.	A security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

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The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Board in a database to maintain control over such materials.
2.	The Board will review and compile information on each proxy upon receipt of any agendas, materials, reports, or other information. The Board will then forward this information to the Managed Funds portfolio manager for review and voting instructions.
3.	In determining how to vote, Managed Funds portfolio manager will consider the General Proxy Voting Guidelines set forth above, his in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth from independent third party providers.
4.	The Board is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Board may include documentation obtained from the Managed Funds portfolio manager.
5.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Board may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
6.	The Board will make every effort to submit Investment Manager's vote on all proxies by the cut-off date. However, in certain foreign jurisdictions or instances where the Board did not receive sufficient notice of the meeting, the Board will use its best efforts to send the voting instructions in time for the vote to be processed.
7.	The Board, on a timely basis, will support the filing all required Form N-PXs, with respect to Managed Funds and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form NPXwith the SEC.
8.	The Board, will ensure that all required disclosure about proxy voting of the Managed Funds is made in disclosure documents.
9.	The Board will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Board, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
10.	At least annually, the Board will verify that:
	a.	A sampling of proxies received by Managed Funds has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
	b.	A sampling of proxies received by Managed Funs has been voted in accordance with the instructions of the Investment Manager;
	c.	Adequate disclosure has been made to fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
	d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

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 PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007 for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)	Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)	Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)	Amendment to and revised Schedule A to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(3)	Amendment and revised Schedule A, effective as of November 16, 2011, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is filed herewith.

(d)(4)	Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC, is filed herewith.

(d)(5)	Investment Sub-Advisory Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

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(d)(6)	Expense Limitation Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management, LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(7)	Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(8)	Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(9)	Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(10)	Sub-Advisory Agreement dated September 9, 2010, between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(11)	Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(12)	Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(13)	Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

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(d)(14)	Sub-Advisory Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(15)	Expense Limitation Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(16)	Sub-Advisory Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(d)(17)	Expense Limitation Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

(d)(18)	Sub-Advisory Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(d)(19)	Expense Limitation Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

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(d)(20)	Sub-Advisory Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(21)	Expense Limitation Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(22)	Sub-Advisory Agreement dated May 18, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(d)(23)	Sub-Advisory Agreement between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Long Short ETF, to be filed by amendment.

(d)(24)	Expense Limitation Agreement dated December 1, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF and the Accuvest Global Long Short ETF, is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(d)(25)	Form of the Sub-Advisory Agreement between AdvisorShares Investments, LLC and First Affirmative Financial Network, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(26)	Sub-Advisory Agreement dated September 21, 2011 between AdvisorShares Investments, LLC and Reynders, McVeigh Capital Management, LLC, relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(27)	Form of the Sub-Advisory Agreement between AdvisorShares Investments, LLC and Community Capital Management, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

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(d)(28)	Sub-Advisory Agreement dated September 23, 2011 between AdvisorShares Investments, LLC and Baldwin Brothers, Inc., relating to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(d)(29)	Sub-Advisory Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(30)	Expense Limitation Agreement dated October 28, 2011 between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(d)(31)	Form of Sub-Advisory Agreement between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(d)(32)	Form of Expense Limitation Agreement between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(d)(33)	Sub-Advisory Agreement dated December 8, 2012 between AdvisorShares Investments, LLC and Your Source Financial PLC, relating to the AdvisorShares Global Alpha & Beta ETF, is filed herewith.

(e)(1)	ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)	Fifth Amendment and revised Exhibit A dated August 30, 2011 to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

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(e)(3)	Sixth Amendment and revised Exhibit A to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, relating to the AdvisorShares Global Alpha & Beta ETF, to be filed by amendment.

(e)(4)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)	Revised Schedule II, as last revised August 30, 2011, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(g)(3)	Revised Schedule II to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, relating to the AdvisorShares Global Alpha & Beta ETF, to be filed by amendment.

(h)(1)	Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)	Revised Exhibit A, as last revised August 30, 2011, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(h)(3)	Revised Exhibit A to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, relating to the AdvisorShares Global Alpha & Beta ETF, to be filed by amendment.

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(h)(4)	Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(5)	Revised Appendix I, as last revised August 30, 2011, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(h)(6)	Revised Appendix I to the Transfer Agency and Service Agreement Dated July 16, 2009 between the Registrant and The Bank of New York Mellon, relating to the AdvisorShares Global Alpha & Beta ETF, to be filed by amendment.

(h)(7)	Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(8)	License Agreement between AdvisorShares Investments, LLC and the Global Echo Foundation, to be filed by amendment.

(i)(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Dent Tactical ETF, WCM/BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF (now Accuvest Global Long Short ETF), Peritus High Yield ETF, Cambria Global Tactical ETF, and Active Bear ETF, is incorporated herein by reference to Exhibit (i)(1) of Post Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-15786 and 811-22110), as filed with the SEC on October 28, 2011.

(i)(2)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (i)(8) of Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-064139 on November 30, 2010.

(i)(3)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Meidell Tactical Advantage ETF (formerly, the AdvisorShares Tactical ETF), is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(i)(4)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-002901 on January 19, 2011.

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(i)(5)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(i)(6)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(i)(7)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Echo ETF, is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

(i)(8)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the STAR™ Global Buy-Write ETF, incorporated herein by reference to exhibit (i)(8) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession NO. 0001144204-11-060142 on October 28, 2011.

(i)(9)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the QAM Equity Hedge ETF, is incorporated herein by reference to exhibit (i)(9) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

(i)(10)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Alpha & Beta ETF, is filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Schedule A to the Distribution Plan is filed herewith.

(n)	Not applicable.

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(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(2)	Code of Ethics of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(3)	Code of Ethics of Foreside Financial Group, LLC (including Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)	Code of Ethics of H.S. Dent Investment Management, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(p)(5)	Code of Ethics of WCM Investment Management is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(p)(6)	Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(p)(7)	Code of Ethics of Cambria Investment Management, Inc. is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(p)(8)	Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No 0001144204-10-050506 on September 22, 2010.

(p)(9)	Code of Ethics of Madrona Funds, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-068568 on December 28, 2010.

(p)(10)	Code of Ethics of American Retirement Planners II, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-014960 on March 15, 2011.

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(p)(11)	Code of Ethics of Trim Tabs Asset Management, LLC is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(12)	Code of Ethics of Rockledge Advisors LLC is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(p)(13)	Code of Ethics of Accuvest Global Advisors is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(14)	Code of Ethics of First Affirmative Financial Network, LLC, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(15)	Code of Ethics of Reynders, McVeigh Capital Management, LLC, is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(16)	Code of Ethics of Baldwin Brothers, Inc., is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(17)	Code of Ethics of Community Capital Management Inc., is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(18)	Code of Ethics of Partnervest Advisory Services, LLC, is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-060142 on October 31, 2011.

(p)(19)	Code of Ethics of Commerce Asset Management, LLC, is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-067733 on November 30, 2011.

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(p)(20)	Code of Ethics of Your Source Financial, PLC, is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii) as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

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(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2010 and 2011), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

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AdvisorShares Investments LLC

AdvisorShares Investments, LLC, (the “Adviser”) serves as the investment adviser for the Trust. The principal address of the Adviser is 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of the Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

H.S. Dent Investment Management, LLC

H.S. Dent Investment Management, LLC (“H.S. Dent”) serves as investment sub-adviser for the Trust’s Dent Tactical ETF. The principal address of H.S. Dent is 15310 Amberly Drive, Suite 390, Tampa, Florida 33647.  H.S. Dent is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Harry S. Dent, Jr. Founder and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	Founder
	HS Dent Foundation 7505 Willowbend Drive McKinney, Texas 75071	Founder, Director
	SaveDaily 3020 Old Ranch Parkway, Suite 140 Seal Beach, California 90740	Chairman
Rodney Johnson, President and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	President
	DCM, LLC 15824 Fairchild Drive Tampa, Florida 33647	Managing Member

WCM Investment Management

WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF. The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of WCM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

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Peritus I Asset Management, LLC

Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF. The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101. Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2010 and 2011, none of the directors, officers or partners of Peritus is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Cambria Investment Management, Inc.

Cambria Investment Management, Inc. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF. The principal address of Cambria is 2321 Rosecrans Avenue, Suite 4210, El Segundo, California 90245. Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

Ranger Alternative Management, L.P.

Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Active Bear ETF. The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201. Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Madrona Funds, LLC

Madrona Funds, LLC (“Madrona”) serves as investment sub-adviser for the Trust’s Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF. The principal address of Madrona is 2911 Bond Street, Suite 105, Everett, Washington 98201. Madrona is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brian K. Evans, Investment Manager and Managing Member	Bauer Evans, Inc. P.S.	Owner and Director
	BondStreet Wealth Management, LLC	Owner and Director
	Partners Mortgage Investment Fund I, LLC	Partner
	Partners Residential Real Estate Fund I, LLC	Partner
Robert W. Bauer, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee

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American Retirement Planners II, Inc.

American Retirement Planners II, Inc. (doing business as “American Wealth Management”) serves as investment sub-adviser for the Trust’s Meidell Tactical Advantage ETF. The principal address of American Wealth Management is 570 Hammill Lane, Reno, Nevada, 89511. American Wealth Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Laif Meidell, President	Nevada-Area Council BSA	Executive Committee Member
	LDS Church	Bishop of FoothillWard
Patricia Meidell, Secretary	FPA of Nevada	Secretary/Treasurer

Trim Tabs Asset Management, LLC

Trim Tabs Asset Management, LLC (“TrimTabs”) serves as investment sub-adviser for the Trust’s TrimTabs Float Shrink ETF. The principal address of TrimTabs is 1505 Bridgeway, Suite 121, Sausalito, California 94965. TrimTabs is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Charles Biderman. President & Chief Executive Officer	TrimTabs Investment Research	President & CEO
Minyi Chen. Executive Vice President & Portfolio Manager	TrimTabs Investment Research	EVP Research

Rockledge Advisors LLC

Rockledge Advisors LLC (“Rockledge”) serves as investment sub-adviser for the Trust’s Rockledge SectorSAM ETF. The principal address of Rockledge is 460 Classon Avenue, Brooklyn, New York 11238. Rockledge is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Alex Gurvich	New York City Montessori Charter School	Board Member and Treasurer
James Mitchell	Tremont Group Holdings Tremont Capital (UK) Ltd. Tremont Bermuda Limited	Senior Vice President Managing Director Director

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Accuvest Global Advisors

Accuvest Global Advisors (“Accuvest”) serves as investment sub-adviser for the Trust’s Accuvest Global Opportunities ETF and Accuvest Global Long Short ETF. The principal address of Accuvest is 3100 Oak Road, Suite 380, Walnut Creek, California 94597. Accuvest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brad Jensen, Managing Director	William Wright Associates	Senior Portfolio Manager

First Affirmative Financial Network, LLC

First Affirmative Financial Network, LLC (“First Affirmative Financial”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of First Affirmative Financial is 5475 Mark Dabling Boulevard, Suite 108, Colorado Springs, Colorado 80918. First Affirmative Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Steven J. Schueth	Alliance for Sustainable Colorado (non-profit)	Director, Treasurer
	Americans for Nonsmokers Rights	Director
	Americans for Nonsmokers Rights Foundation (non-profit)	Director

Reynders, McVeigh Capital Management, LLC

Reynders, McVeigh Capital Management, LLC (“Reynders McVeigh”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Reynders McVeigh is 121 High Street, 5th floor, Boston, Massachusetts 02110. Reynders McVeigh is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chat Reynders, Chairman and CEO	Highwood Productions	President and Owner

Baldwin Brothers, Inc.

Baldwin Brothers, Inc. (“Baldwin Brothers”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Baldwin Brothers is 204 Spring St., Marion, Massachusetts, 02738. Baldwin Brothers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chris de Rotth	Account Manager	Partner
Michael Baldwin	Northeast Investors	Trustee
David Barrett	Tabor Academy	Trustee

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Community Capital Management Inc.

Community Capital Management Inc. (“Community Capital”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF. The principal address of Community Capital is 2500 Weston Road, Suite 101, Weston, Florida 3331. Community Capital is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
David Downes, CEO	Oppenheimer Funds Internet Capital Glaxo Smith Kline Benefit THL Credit	Trustee Director Trust, Chair Director
Michelle Rogers, EVP/Senior Portfolio Manager	BAND (Broward Alliance for Neighborhood Development)	Unpaid board member
Barbara VanScoy, Founder, Chair of the Board & Senior Portfolio Manager	Southern Municipal Finance Society	Unpaid board member
Julie Egan, SVP/Portfolio Manager	Class Action Claims Management	Member

Partnervest Advisory Services, LLC

Partnervest Advisory Services, LLC (“Partnervest”) serves as investment sub-adviser for the Trust’s STAR™ Global Buy-Write ETF. The principal address of Partnervest is 1216 State Street 3rd Floor, Santa Barbara, California, 93101. Partnervest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Timothy J. Mahota , Managing Member and Chief Compliance Officer	Integral Development Corp	General Counsel

Commerce Asset Management, LLC

Commerce Asset Management, LLC (“Commerce Management”) serves as investment sub-adviser for the Trust’s QAM Equity Hedge ETF. The principal address of Commerce Management is 6075 Poplar Ave, Suite 723, Memphis, Tennessee 38119. Commerce Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
J. Vincent Robinson, CEO	Trust One Bank, division of Synovus	Advisory Board member
	Ducks Unlimited, Inc	Non Board member independent audit committee member
	Christian Brothers University	Non Board member, independent audit committee member
Akos Beleznay, CIO	Equitas Partners LLC (GP of Equitas Evergreen Fund LP)	co-founder and principal, thru
	Equitas Evergreen Fund LP	CIO
	Equitas Capital Advisors LLC	Director of Consulting Research
Kurt Voldeng, COO	Memphis Sigma Chi Housing Group, non-profit	Treasurer

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Your Source Financial, PLC

Your Source Financial, PLC (“Your Source Financial”) serves as investment sub-advisor for the Trust’s AdvisorShares Global Alpha & Beta ETF. The Principal address of Your Source Financial is 707 E. Northern Avenue, Phoenix, Arizona, 85020. Your Source Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Raymond J. Dimuro, Managing Member	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Lock, Metz, Malinovic, LLC	Executive Board
George R. Collett, Managing Member, CCO	Your Source Accounting, LLC	Member
	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Lock, Metz, Malinovic, LLC	Executive Board
James R. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Arizona Opera	Board of Trustees
Jeffry W. Baum, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Manhatten Associates, Inc.	Senior Vice President, Asia Pacific
Douglas A. Cling, Member	YSFI Management, LLC	Board of Managers
	Your Source Partners, LLC	Board of Managers
	Cling’s Manufacturing	President
Ethan Lock, Member	Lock, Metz, Malinovic, LLC	Member, Executive Board
Eric Metz, Member	Lock, Metz, Malinovic, LLC	Member, Executive Board
Vance Malinovic, Member	Lock, Metz, Malinovic, LLC	Member

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

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Item 32.	Principal Underwriters

(a) In addition to the Registrant, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Mileage Funds
4.	American Beacon Select Funds
5.	Bennett Group of Funds
6.	Bridgeway Funds, Inc.
7.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
8.	Central Park Group Multi-Event Fund
9.	Century Capital Management Trust
10.	del Rey Global Investors Funds
11.	Direxion Shares ETF Trust
12.	DundeeWealth Funds
13.	FlexShares Trust
14.	FocusShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Henderson Global Funds
18.	Ironwood Institutional Multi-Strategy Fund LLC
19.	Ironwood Multi-Strategy Fund LLC
20.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
21.	Nomura Partners Funds, Inc.
22.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
23.	PMC Funds, Series of Trust for Professional Managers
24.	Precidian ETFs Trust
25.	RevenueShares ETF Trust
26.	Sound Shore Fund, Inc.
27.	Turner Funds
28.	Wintergreen Fund, Inc.

(b) The following officers of the Distributor hold the following positions with the Registrant. Unless otherwise noted the principal business address of each officer of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Positions with Underwriter	Positions and Offices with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Director of Compliance	None

(c) Not Applicable

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Item 33. Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
2 Bethesda Metro Center,Suite 1330
Bethesda, MD 20814

(b)	Advisor:
AdvisorShares Investments, LLC
2 Bethesda Metro Center,Suite 1330
Bethesda, MD 20814

(c)	Sub-Advisors:
H.S. Dent Investment Management, LLC
15310 Amberly Drive,Suite 390
Tampa, Florida 33647

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, Inc.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court,Suite 1100
Dallas, Texas 75201

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

Trim Tabs Asset Management, LLC
1505 Bridgeway,Suite 121
Sausalito, California 94965

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Rockledge Advisors LLC
460 Classon Avenue
Brooklyn, New York 11238

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, California 94597

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, Massachusetts 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, Massachusetts 02738

Community Capital Management Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

Partnervest Advisory Services, LLC
1216 State Street 3rd Floor Santa Barbara, California, 93101

Commerce Asset Management, LLC
6075 Poplar Ave, Suite 723
Memphis, Tennessee 38119

Your Source Financial, PLC
707 E. Northern Avenue
Phoenix, Arizona 85020

Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza,Suite 100
Portland, Maine 04101

(d)
Custodian:
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 34.	Management Services

Not Applicable.

21

Item 35.	Undertakings

Not Applicable.

22

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 30th day of January, 2012.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	January 30, 2012
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and President

*	Trustee	January 30, 2012
Elizabeth Piper/Bach

*	Trustee	January 30, 2012
William G. McVay

*	Secretary, Chief Compliance	January 30, 2012
Dan Ahrens	Officer and Treasurer

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit:

EX-99.D3	Amendment to and revised Schedule A, effective as of November 11, 2011, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, relating to the QAM Equity Hedge ETF and AdvisorShares Global Alpha & Beta ETF.

EX-99.D4	Second Amended and Restated Expense Limitation Agreement dated November 21, 2011 between the Registrant and AdvisorShares Investments, LLC.

EX-99.D33	Sub-Advisory Agreement, dated December 8, 2011, between AdvisorShares Investments, LLC and Your Source Financial PLC, relating to the AdvisorShares Global Alpha & Beta ETF.

EX-99.I10	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Alpha & Beta ETF.

EX-99.M2	Schedule A to the Distribution Plan.

EX-99.P20	Code of Ethics of Your Source Financial, PLC.

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